Commitments, Guarantees and Contingencies - Lease Commitments, Contractual Commitments, and Letters of Credit (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Total future rental payments for the remainder of the operating leases	$ 1,056,000,000	$ 923,000,000
Contractual commitments outstanding	3,800,000,000	2,933,000,000
Maximum borrowing capacity	891,000,000	835,000,000
Letters of credit outstanding	$ 227,000,000	$ 203,000,000